Other Financial Liabilities - Summary of finance lease by currency and maturity y (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	$ 81,643	$ 35,667
Noncurrent Finance Lease Liabilities	108,624	86,306
Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	96,705	42,010
Noncurrent Finance Lease Liabilities	138,637
Undiscounted Cash Flow | Argentina | Argentine peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	14
Noncurrent Finance Lease Liabilities	8
Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	11
Noncurrent Finance Lease Liabilities	8
Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	16,724	7,692
Noncurrent Finance Lease Liabilities	26,404	28,784
Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	35,587	22,695
Noncurrent Finance Lease Liabilities	19,226	47,322
Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	6,685	1,842
Noncurrent Finance Lease Liabilities	7,289	1,184
Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	37,684	9,781
Noncurrent Finance Lease Liabilities	$ 85,702	$ 14,891
Financial Lease [Member] | Undiscounted Cash Flow | Argentina | Argentine peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.62%
Financial Lease [Member] | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.01%
Financial Lease [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.10%	5.23%
Financial Lease [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.97%	4.34%
Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.26%	9.60%
Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.01%	20.35%
Vamos [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		8.39%
Current Finance Lease Liabilities		$ 1,067
Noncurrent Finance Lease Liabilities		$ 2,321
MAESTRO [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		19.50%
Current Finance Lease Liabilities		$ 681
Noncurrent Finance Lease Liabilities		$ 1,492
JSL 3 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		17.96%
Current Finance Lease Liabilities		$ 133
Noncurrent Finance Lease Liabilities		$ 79
JSL 2 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		28.64%
Current Finance Lease Liabilities		$ 974
Noncurrent Finance Lease Liabilities		$ 1,335
JSL 1 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		25.21%
Current Finance Lease Liabilities		$ 2,768
Noncurrent Finance Lease Liabilities		$ 4,669
JSL 4 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		28.41%
Current Finance Lease Liabilities		$ 113
Noncurrent Finance Lease Liabilities		$ 221
DHL [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		13.39%
Current Finance Lease Liabilities		$ 486
Noncurrent Finance Lease Liabilities		$ 1,388
Arval [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		24.90%
Current Finance Lease Liabilities		$ 1,065
Noncurrent Finance Lease Liabilities		$ 144
AGAGUS [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		30.85%
Current Finance Lease Liabilities		$ 775
Noncurrent Finance Lease Liabilities		$ 632
Equirent S.A. [Member] | Colombia | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		7.70%
Current Finance Lease Liabilities		$ 232
Noncurrent Finance Lease Liabilities		$ 14
Transportes Especializados Aliados S.A.S. [Member] | Colombia | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		12.50%
Current Finance Lease Liabilities		$ 203
Noncurrent Finance Lease Liabilities		565
One to three months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	$ 22,434	10,816
One to three months [Member] | Undiscounted Cash Flow | Argentina | Argentine peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	4
One to three months [Member] | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	3
One to three months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	1,947	1,944
One to three months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	5,688	5,756
One to three months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	1,819	517
One to three months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	12,973	2,599
Three to twelve months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	74,271	31,194
Three to twelve months [Member] | Undiscounted Cash Flow | Argentina | Argentine peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	10
Three to twelve months [Member] | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	8
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	14,777	5,748
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	29,899	16,939
Three to twelve months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	4,866	1,325
Three to twelve months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Finance Lease Liabilities	24,711	7,182
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	42,708	51,610
One to two years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	53,658
One to two years | Undiscounted Cash Flow | Argentina | Argentine peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	8
One to two years | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	8
One to two years | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	11,068	14,398
One to two years | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	16,035	33,725
One to two years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	3,215	1,086
One to two years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	23,324	5,443
One to two years | Vamos [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		842
One to two years | MAESTRO [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		450
One to two years | JSL 3 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		79
One to two years | JSL 2 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		701
One to two years | JSL 1 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		1,468
One to two years | JSL 4 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		58
One to two years | DHL [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		292
One to two years | Arval [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		132
One to two years | AGAGUS [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		384
One to two years | Equirent S.A. [Member] | Colombia | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		14
One to two years | Transportes Especializados Aliados S.A.S. [Member] | Colombia | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		565
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	26,241	20,787
Two to three years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	34,149
Two to three years | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	10,927	7,223
Two to three years | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	3,178	11,180
Two to three years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,384	98
Two to three years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	18,660	3,925
Two to three years | Vamos [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		912
Two to three years | MAESTRO [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		515
Two to three years | JSL 2 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		203
Two to three years | JSL 1 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		1,052
Two to three years | JSL 4 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		66
Two to three years | DHL [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		331
Two to three years | Arval [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		12
Two to three years | AGAGUS [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		223
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	13,673	9,623
Three to four years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	19,482
Three to four years | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	4,057	5,492
Three to four years | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	13	2,417
Three to four years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,056
Three to four years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	14,356	2,324
Three to four years | Vamos [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		567
Three to four years | MAESTRO [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		527
Three to four years | JSL 2 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		123
Three to four years | JSL 1 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		281
Three to four years | JSL 4 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		33
Three to four years | DHL [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		376
Three to four years | AGAGUS [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		25
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	7,927	2,584
Four to five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	12,406
Four to five years | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	264	1,671
Four to five years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	550
Four to five years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	11,592	1,197
Four to five years | JSL 2 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		166
Four to five years | JSL 1 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		365
Four to five years | JSL 4 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		7
Four to five years | DHL [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		389
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	18,075	1,702
More than five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	18,942
More than five years | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	88
More than five years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	1,084
More than five years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities	$ 17,770	2,002
More than five years | JSL 2 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		142
More than five years | JSL 1 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		1,503
More than five years | JSL 4 [Member] | Brazil | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Noncurrent Finance Lease Liabilities		$ 57